Other Non-Current Assets - Movements in Interest in Joint Ventures and Associates (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Joint Ventures And Associates [Line Items]
Disclosure of Other non current assets, Beginning balance		€ 653
Disclosure of Other non current assets, Ending balance		931	€ 653
Associates [member]
Disclosure Of Joint Ventures And Associates [Line Items]
Disclosure of Other non current assets, Beginning balance	[1]	37	40
Additions	[1]	1	1
Share of net profit/(loss)	[1]	(2)	(3)
Currency retranslation	[1]	(2)	(1)
Disclosure of Other non current assets, Ending balance	[1]	34	37
Joint ventures [member]
Disclosure Of Joint Ventures And Associates [Line Items]
Disclosure of Other non current assets, Beginning balance	[2]	35	14
Additions	[2]	1
Dividend received/reductions	[2]	(182)	(158)
Share of net profit/(loss)	[2]	177	179
Currency retranslation	[2]	(2)
Disclosure of Other non current assets, Ending balance	[2]	€ 29	€ 35

[1]	Associates as at 31 December 2020 primarily comprise our investments in Langholm Capital Partners.
[2]	Our principal joint ventures are Unilever FIMA Lda for Portugal, Binzagr Unilever Distribution and Al Gurg Unilever for Middle East, the Pepsi/Lipton Partnership for the US and Pepsi Lipton International Ltd for the rest of the world.